Shareholders' Deficit - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Deficit
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0